Expenses (Tables)	12 Months Ended
Sep. 30, 2025
Expenses
Summary of expenses by Nature

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2025	2024	2023
		As restated	As restated
	$'000	$'000	$'000
Employee benefit expense and other staff costs	18,079	19,775	24,187
Capitalised within intangible assets	(502)	(511)	(1,956)
Legal and professional	5,983	5,935	12,415
Foreign exchange	(1,004)	(12,248)	(8,764)
Property costs	330	1,884	2,289
Share based compensation	5,604	601	18,252
Depreciation	176	1,756	901
Depreciation of right of use asset	241	1,432	1,642
Amortisation of intangible assets	343	375	91
Other expenses	5,447	6,415	10,278
Total administrative expenses	34,697	25,414	59,335

Summary of exceptional item

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2025	2024	2023
	$'000	$'000	$'000

Exceptional items	6,000	—	—